Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Redemption Feature Derivative Liability

The changes in fair value of the redemption feature derivative liability during fiscal years 2017 and 2018 are shown in the following table.

	Fair value measurements
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
As of December 31, 2017 in RMB	—	—	—	—
Derivative liability			20,237	20,237
Foreign currency translation adjustment			1,065	1,065
Charge to profit and loss	—	—	(21,302)	21,302
As of December 31, 2018 in RMB	—	—	—	—
As of December 31, 2018 in USD	—	—	—	—